COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Liability Contingency [Line Items]
Lease expiration term				5 years
Base rent		$ 4,114		$ 4,114
Operating lease expense	$ 13,673	$ 22,699		$ 58,069
FLORIDA
Product Liability Contingency [Line Items]
Lease Expiration Date					May 31, 2023
Base rent			$ 3,994		$ 3,994
Lease commence date					Jun. 01, 2019